DISPOSITION OF BUSINESSES Disposition of Businesses	6 Months Ended
Jun. 30, 2021
Disclosure of Disposition of Businesses [Abstract]
Disposition of Subsidiaries [Text Block]	DISPOSITION OF BUSINESSES
a) Disposition of Canadian district energy operation
On June 7, 2021, Brookfield Infrastructure, alongside institutional partners (collectively the “Enwave Canada consortium”) completed the sale of its 25% interest in our Canadian district energy operation. The sale resulted in net proceeds of approximately $450 million (Enwave Canada consortium total of approximately $1,770 million). Our partnership recognized a gain of approximately $295 million (Enwave Canada consortium total of approximately $1,170 million) in Other income (expense) on the Consolidated Statements of Operating Results. The partnership’s share of accumulated revaluation surplus of $124 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net gains relating to previous foreign exchange movements and hedges of $9 million were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statements of Operating Results.
b) Disposition of our U.K. regulated distribution business’s portfolio of smart meters
On May 12, 2021, our U.K. regulated distribution business sold its smart meters business for gross consideration of approximately $820 million. After the repayment of debt and working capital requirements at the business, our partnership received net proceeds of approximately $340 million. The business recognized a gain of approximately $195 million in Other income (expense) on the Consolidated Statements of Operating Results, of which approximately $155 million is attributable to our partnership. The partnership’s share of accumulated revaluation surplus of $142 million was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net gains relating to previous foreign exchange movements and hedges of $12 million were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statements of Operating Results.